UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-42


                             Scudder Portfolio Trust
                             -----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  1/31
                          ----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder High Income Opportunity Fund
Investment Portfolio as of October 31, 2004 (Unaudited)
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                                                                                 Principal
                                                                                Amount ($)(b)    Value ($)
                                                                           ---------------------------------

Corporate Bonds 70.0%
Consumer Discretionary 18.4%
Adesa, Inc., 7.625%, 6/15/2012                                                     300,000          313,500
Advertising Directory Solution, 144A, 9.25%, 11/15/2012                            315,000          328,781
AMC Entertainment, Inc., 144A, 8.0%, 3/1/2014                                      690,000          662,400
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007                           520,000          522,600
Atlantic Broadband Finance LLC, 144A, 9.375%, 1/15/2014                            580,000          543,025
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011                               555,000          539,737
Cablevision Systems New York Group:
144A, 6.669%**, 4/1/2009 (c)                                                       185,000          195,175
144A, 8.0%, 4/15/2012 (c)                                                          205,000          220,375
Caesars Entertainment, Inc., 9.375%, 2/15/2007                                     185,000          206,738
Carrols Corp., 9.5%, 12/1/2008 (c)                                                 335,000          345,469
Charter Communications Holdings LLC:
Step-up Coupon, 0% to 5/15/2006, 11.75 to 5/15/2011                              1,535,000          976,275
9.625%, 11/15/2009 (c)                                                             935,000          757,350
10.25%, 9/15/2010 (c)                                                            1,645,000        1,710,800
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009                            650,000          697,125
CSC Holdings, Inc., 7.875%, 12/15/2007                                             615,000          662,662
Denny's Corp/Holdings, Inc., 144A, 10.0%, 10/1/2012 (c)                            255,000          264,563
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                2,000,000        2,485,000
DIMON, Inc.:
7.75%, 6/1/2013                                                                    125,000          124,375
Series B, 9.625%, 10/15/2011                                                     1,605,000        1,713,337
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012                                                        185,000          190,781
Series B, 9.0%, 5/1/2009                                                            50,000           60,550
Series D, 9.0%, 5/1/2009 (c)                                                       410,000          392,575
Dyersburg Corp., Series B, 9.75%, 9/1/2007 *                                     1,500,000              150
EchoStar DBS Corp.:
6.375%, 10/1/2011 (c)                                                              205,000          212,431
144A, 6.625%, 10/1/2014                                                            290,000          296,525
EPL Intermediate, Inc., Step-up Coupon, 0% to 03/15/2009,
12.50% to 03/15/2010                                                               360,000          232,200
Foot Locker, Inc., 8.5%, 1/15/2022                                                 195,000          208,650
Friendly Ice Cream Corp., 8.375%, 6/15/2012                                        610,000          582,550
General Motors Corp., 8.25%, 7/15/2023                                             390,000          406,262
Icon Health & Fitness, Inc., 11.25%, 4/1/2012                                      110,000           91,850
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008                      535,000          413,288
J Crew Intermediate LLC, Step-up Coupon, 0% to 11/15/2005,
16.0% to 5/15/2008                                                                 530,000          494,225
Jacobs Entertainment Co., 11.875%, 2/1/2009                                        980,000        1,117,200
Kellwood Co., 7.625%, 10/15/2017                                                   115,000          126,896
Levi Strauss & Co.:
7.0%, 11/1/2006 (c)                                                                445,000          435,544
12.25%, 12/15/2012 (c)                                                             335,000          345,887
LIN Television Corp., 6.5%, 5/15/2013                                               30,000           30,900
Mediacom LLC, 9.5%, 1/15/2013 (c)                                                1,035,000        1,014,300
MGM MIRAGE, 8.375%, 2/1/2011 (c)                                                   930,000        1,048,575
NCL Corp., 144A, 10.625%, 7/15/2014                                                510,000          530,400
Norcraft Holdings/Capital, 144A, Step-up Coupon, 0% to
9/1/2008, 9.75% to 9/1/2012                                                        560,000          411,600
Paxson Communications Corp., 10.75%, 7/15/2008 (c)                                 420,000          423,150
PEI Holding, Inc., 11.0%, 3/15/2010                                                560,000          650,300
Petro Stopping Centers, 9.0%, 2/15/2012                                            875,000          936,250
Premier Entertainment Biloxi LLC\Finance, 10.75%, 2/1/2012                         470,000          500,550
PRIMEDIA, Inc.:
144A, 7.086%**, 5/15/2010                                                          780,000          809,250
8.875%, 5/15/2011 (c)                                                              370,000          385,725
Remington Arms Co., Inc., 10.5%, 2/1/2011                                          385,000          340,725
Renaissance Media Group LLC, 10.0%, 4/15/2008                                      535,000          553,725
Rent-Way, Inc., 11.875%, 6/15/2010                                                 370,000          412,550
Restaurant Co., 11.25%, 5/15/2008                                                  619,605          622,703
Sbarro, Inc., 11.0%, 9/15/2009 (c)                                                 530,000          502,838
Schuler Homes, Inc., 10.5%, 7/15/2011 (c)                                          585,000          672,750
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                                  1,200,000        1,260,000
8.75%, 12/15/2011                                                                  775,000          844,750
Sonic Automotive, Inc., 8.625%, 8/15/2013 (c)                                      810,000          856,575
Toys "R" Us, Inc.:
7.375%, 10/15/2018                                                               1,015,000          943,950
7.875%, 4/15/2013 (c)                                                              490,000          491,225
True Temper Sports, Inc., 8.375%, 9/15/2011                                        315,000          286,650
Trump Holdings & Funding, 12.625%, 3/15/2010                                       435,000          463,275
TRW Automotive, Inc.:
11.0%, 2/15/2013 (c)                                                               455,000          541,450
11.75%, 2/15/2013                                                                  255,000          384,821
United Auto Group, Inc., 9.625%, 3/15/2012 (c)                                     595,000          661,937
Venetian Casino Resort LLC, 11.0%, 6/15/2010                                       405,000          465,244
VICORP Restaurants, Inc., 10.5%, 4/15/2011                                         265,000          265,000
Visteon Corp.:
7.0%, 3/10/2014 (c)                                                                295,000          277,300
8.25%, 8/1/2010 (c)                                                                575,000          598,000
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                  430,000          457,950
Williams Scotsman, Inc., 9.875%, 6/1/2007 (c)                                      755,000          724,800
Worldspan LP/WS Finance Corp., 9.625%, 6/15/2011 (c)                               475,000          451,250
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005,
14% to 12/31/2009                                                                  575,192          578,787
Young Broadcasting, Inc., "A", 8.75%, 1/15/2014 (c)                                799,000          775,030
                                                                                                -----------
                                                                                                 40,051,136

Consumer Staples 2.7%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                           221,000          230,393
B&G Foods, Inc.:
8.0%, 10/1/2011                                                                    105,000          110,775
12.0%, 10/30/2016                                                                   10,090           75,271
Duane Reade, Inc., 144A, 9.75%, 8/1/2011                                           605,000          580,800
Gold Kist, Inc., 10.25%, 3/15/2014                                                 221,000          247,520
North Atlantic Holding, Inc., Step-up Coupon, 0% to 3/1/2008,
12.25% to 3/1/2014                                                                 485,000          252,200
Pierre Foods, Inc., 144A, 9.875%, 7/15/2012 (c)                                    245,000          248,675
Pinnacle Foods Holding Corp.:
144A, 8.25%, 12/1/2013                                                             420,000          396,900
144A, 8.25%, 12/1/2013                                                             190,000          179,550
Prestige Brands, Inc., 144A, 9.25%, 4/15/2012 (c)                                  195,000          196,950
Revlon Consumer Products Corp., 9.0%, 11/1/2006                                    515,000          507,275
Rite Aid Corp.:
6.875%, 8/15/2013 (c)                                                              603,000          539,685
11.25%, 7/1/2008                                                                   735,000          801,150
Standard Commercial Corp., 8.0%, 4/15/2012                                         285,000          293,550
Swift & Co., 12.5%, 1/1/2010 (c)                                                   490,000          545,125
United Agri Products, Inc., 144A, 8.25%, 12/15/2011                                120,000          129,600
Wornick Co., 144A, 10.875%, 7/15/2011                                              510,000          550,800
                                                                                                -----------
                                                                                                  5,886,219

Energy 4.9%
Avista Corp., 9.75%, 6/1/2008                                                      825,000          973,784
Chesapeake Energy Corp.:
6.875%, 1/15/2016                                                                  550,000          588,500
9.0%, 8/15/2012                                                                    200,000          230,500
CITGO Petroleum Corp., 144A, 6.0%, 10/15/2011                                      615,000          625,762
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (c)                                                               130,000          125,775
7.125%, 5/15/2018                                                                  485,000          429,225
7.625%, 10/15/2026                                                                 100,000           87,250
144A, 9.875%, 7/15/2010                                                            500,000          568,125
Edison Mission Energy, 7.73%, 6/15/2009                                          1,130,000        1,203,450
El Paso Production Holding Corp., 7.75%, 6/1/2013                                  720,000          750,600
Mission Energy Holding Co., 13.5%, 7/15/2008                                       105,000          133,087
Mission Resources Corp., 9.875%, 4/1/2011                                          470,000          500,550
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                              690,000          700,350
ON Semiconductor Corp., 13.0%, 5/15/2008 (c)                                       980,000        1,107,400
Pride International, Inc., 144A, 7.375%, 7/15/2014                                  90,000          101,250
Southern Natural Gas, 8.875%, 3/15/2010 (c)                                        375,000          422,344
Stone Energy Corp., 8.25%, 12/15/2011                                              730,000          792,050
Williams Cos., Inc.:
8.125%, 3/15/2012 (c)                                                              740,000          869,500
8.75%, 3/15/2032                                                                   450,000          510,750
                                                                                                -----------
                                                                                                 10,720,252

Financials 6.1%
Ahold Finance USA, Inc., 6.25%, 5/1/2009                                           980,000        1,031,450
Alamosa Delaware, Inc.:
Step-up Coupon, 0% to 7/31/2005, 12.0% to 7/31/2009                                297,000          316,305
8.5%, 1/31/2012 (c)                                                                 65,000           68,900
AmeriCredit Corp., 9.25%, 5/1/2009                                               1,225,000        1,301,562
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                              280,000          170,964
BF Saul Real Estate Investment Trust, 7.5%, 3/1/2014                               850,000          869,125
Consolidated Communications Holdings, 144A, 9.75%, 4/1/2012                        385,000          398,475
DFG Holdings, Inc.:
144A, 13.95%, 5/15/2012                                                            174,496          174,496
144A, 16.0%, 5/15/2012                                                             176,208          194,710
Dow Jones CDX, 144A, Series 3-3, 8.0%, 12/29/2009                                  820,000          838,450
E*TRADE Financial Corp., 144A, 8.0%, 6/15/2011                                     765,000          807,075
Eaton Vance Corp., CDO, Series C-X, 13.68%, 7/15/2012 *                          1,784,779           17,848
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024                                 700,000          816,276
FINOVA Group, Inc., 7.5%, 11/15/2009                                             3,603,600        1,639,638
FRD Acquisition Co., Series B, 12.5%, 7/15/2049 *                                  120,000                0
Poster Financial Group, Inc., 8.75%, 12/1/2011 (c)                                 400,000          419,000
PXRE Capital Trust I, 8.85%, 2/1/2027                                              470,000          470,000
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                                      740,000          579,050
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                   180,000          220,050
Rockwood Specialties Bank, 9.48%, 1/31/2013                                        705,853          705,853
Thornburg Mortgage, Inc., 8.0%, 5/15/2013                                          125,000          131,250
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                760,000          634,600
UAP Holdings Corp., 144A, Step-up Coupon, 0% to 1/15/2008,
10.75% to 7/15/2012                                                                410,000          313,650
UGS Corp., 144A, 10.0%, 6/1/2012                                                   235,000          263,200
Universal City Development, 11.75%, 4/1/2010                                       765,000          891,225
                                                                                                -----------
                                                                                                 13,273,152

Health Care 2.4%
AmeriPath, Inc., 10.5%, 4/1/2013 (c)                                               470,000          460,600
AmerisourceBergen Corp., 7.25%, 11/15/2012                                         100,000          108,500
Curative Health Services, Inc., 10.75%, 5/1/2011 (c)                               435,000          387,150
Encore Medical Corp., 144A, 9.75%, 10/1/2012                                       305,000          298,900
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (c)                              520,000          522,600
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (c)                                           285,000          297,113
InSight Health Services Corp., Series B, 9.875%, 11/1/2011 (c)                     325,000          325,000
Interactive Health LLC, 144A, 7.25%, 4/1/2011                                      355,000          308,850
National Mentor, Inc., 144A, 9.625%, 12/1/2012                                     235,000          235,000
Tenet Healthcare Corp., 6.375%, 12/1/2011                                        2,385,000        2,176,312
                                                                                                -----------
                                                                                                  5,120,025

Industrials 11.3%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                                 400,000          432,000
Allied Security Escrow Corp., 144A, 11.375%, 7/15/2011                             490,000          514,500
Allied Waste North America, Inc., Series B, 5.75%, 2/15/2011                     1,610,000        1,485,225
American Commercial Lines LLC, 6.25%, 6/30/2006                                    650,000          647,156
AMI Semiconductor, Inc., 10.75%, 2/1/2013                                           89,000          104,353
Avondale Mills, Inc.:
144A, 9.01%**, 7/1/2012                                                            525,000          472,500
10.25%, 7/1/2013                                                                   205,000          120,950
Browning-Ferris Industries:
7.4%, 9/15/2035                                                                    155,000          132,138
9.25%, 5/1/2021                                                                    305,000          319,487
Cenveo Corp., 7.875%, 12/1/2013                                                    405,000          390,825
Clean Harbors, Inc., 144A, 11.25%, 7/15/2012                                       350,000          374,500
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                         1,060,000        1,132,875
Collins & Aikman Products, 10.75%, 12/31/2011 (c)                                  810,000          807,975
Congoleum Corp., 8.625%, 8/1/2008 *                                                345,000          310,500
Continental Airlines, Inc., 8.0%, 12/15/2005 (c)                                   525,000          483,000
Cornell Cos., Inc., 10.75%, 7/1/2012 (c)                                           605,000          630,713
Corrections Corp. of America, 9.875%, 5/1/2009                                     625,000          703,125
Dana Corp.:
7.0%, 3/1/2029                                                                     835,000          818,300
9.0%, 8/15/2011                                                                    540,000          642,600
Delta Air Lines, Inc.:
7.9%, 12/15/2009 (c)                                                               460,000          213,900
8.3%, 12/15/2029 (c)                                                               230,000           82,800
Erico International Corp., 8.875%, 3/1/2012                                        340,000          355,300
Evergreen International Aviation, Inc., 12.0%, 5/15/2010                           250,000          155,000
Golden State Petroleum Transportation Co., 8.04%, 2/1/2019                         300,000          305,718
GS Technologies Operating Co., 12.0%, 9/1/2024 *                                   630,536            1,576
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008                                560,000          617,400
IMCO Recycling Escrow, Inc., 144A, 9.0%, 11/15/2014                                 25,000           25,000
Interface, Inc., "A", 9.5%, 2/1/2014                                               190,000          205,675
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                       805,000          897,575
Joy Global, Inc., Series B, 8.75%, 3/15/2012                                        65,000           73,450
Kansas City Southern:
7.5%, 6/15/2009                                                                    710,000          738,400
9.5%, 10/1/2008                                                                    885,000          984,562
Laidlaw International, Inc., 10.75%, 6/15/2011                                     525,000          603,750
Meritage Homes Corp., 7.0%, 5/1/2014 (c)                                           420,000          431,025
Millennium America, Inc.:
7.625%, 11/15/2026 (c)                                                           1,020,000          979,200
9.25%, 6/15/2008 (c)                                                               270,000          301,050
144A, 9.25%, 6/15/2008                                                             625,000          696,875
Motors and Gears, Inc., 10.75%, 11/15/2006                                         980,000          931,000
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                             410,000          446,900
Samsonite Corp., 8.875%, 6/1/2011                                                  185,000          197,025
Sea Containers Ltd., "A", 10.5%, 5/15/2012                                         345,000          355,781
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                                  455,000          453,294
Ship Finance International Ltd., 8.5%, 12/15/2013                                  950,000          964,250
Technical Olympic USA, Inc.:
7.5%, 3/15/2011 (c)                                                                560,000          569,800
10.375%, 7/1/2012                                                                  485,000          545,625
The Brickman Group, Ltd., Series B, 11.75%, 12/15/2009                             350,000          404,250
Thermadyne Holdings Corp., 9.25%, 2/1/2014                                         410,000          389,500
United Rentals North America, Inc.:
6.5%, 2/15/2012                                                                    580,000          574,200
7.0%, 2/15/2014 (c)                                                                160,000          147,600
7.75%, 11/15/2013 (c)                                                              245,000          237,038
Westlake Chemical Corp., 8.75%, 7/15/2011                                           86,000           96,965
                                                                                                -----------
                                                                                                 24,504,206

Information Technology 1.0%
Activant Solutions, Inc., 10.5%, 6/15/2011                                         570,000          594,225
Itron, Inc., 144A, 7.75%, 5/15/2012                                                235,000          237,938
Lucent Technologies, Inc.:
6.45%, 3/15/2029                                                                 1,294,000        1,111,222
7.25%, 7/15/2006 (c)                                                               295,000          312,700
                                                                                                -----------
                                                                                                  2,256,085

Materials 10.0%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                              615,000          473,550
ARCO Chemical Co., 9.8%, 2/1/2020 (c)                                            2,405,000        2,669,550
Associated Materials, Inc., 144A, Step-up Coupon, 0% to
3/1/2009, 11.25% to 3/1/2014                                                     1,315,000          979,675
Boise Cascade LLC:
144A, 5.005%*, 10/15/2012                                                          195,000          199,387
144A, 7.125%, 10/15/2014                                                            95,000           99,162
Caraustar Industries, Inc., 9.875%, 4/1/2011 (c)                                   440,000          477,400
Constar International, Inc., 11.0%, 12/1/2012 (c)                                  380,000          362,900
Dayton Superior Corp.:
10.75%, 9/15/2008                                                                  470,000          500,550
13.0%, 6/15/2009                                                                   780,000          772,200
GEO Specialty Chemicals, Inc., 10.125%, 8/1/2008 *                                 600,000          312,000
Georgia-Pacific Corp.:
8.0%, 1/15/2024                                                                  1,385,000        1,603,137
9.375%, 2/1/2013                                                                   870,000        1,024,425
Graham Packaging Co., Inc., 144A, 8.5%, 10/15/2012                                 520,000          546,000
Hercules, Inc.:
6.75%, 10/15/2029                                                                  425,000          433,500
11.125%, 11/15/2007 (c)                                                            720,000          871,200
Hexcel Corp., 9.75%, 1/15/2009                                                     495,000          520,988
Huntsman Advanced Materials, 144A, 11.0%, 7/15/2010                                685,000          791,175
Huntsman LLC, 11.625%, 10/15/2010                                                  780,000          919,425
IMC Global, Inc., 10.875%, 8/1/2013 (c)                                             55,000           69,438
Intermet Corp., 9.75%, 6/15/2009 *                                                 320,000          126,400
International Steel Group, Inc., 6.5%, 4/15/2014                                 1,155,000        1,235,850
MMI Products, Inc., Series B, 11.25%, 4/15/2007 (c)                                340,000          343,400
Neenah Corp.:
144A, 11.0%, 9/30/2010                                                             777,000          854,700
144A, 13.0%, 9/30/2013                                                             511,432          526,775
Omnova Solutions, Inc., 11.25%, 6/1/2010                                           450,000          499,500
Owens-Brockway Glass Container, 8.25%, 5/15/2013                                   390,000          429,000
Oxford Automotive Inc, 144A, 12.0%, 10/15/2010 *                                   970,000          358,900
Pliant Corp.:
Step-up Coupon, 0% to 12/15/2006, 11.125% to 06/15/2009                            115,000          102,350
11.125%, 9/1/2009                                                                  570,000          612,750
13.0%, 6/1/2010 (c)                                                                 55,000           51,287
Portola Packaging, Inc., 8.25%, 2/1/2012 (c)                                       315,000          247,275
Radnor Holdings Corp., 11.0%, 3/15/2010                                            530,000          408,100
Sheffield Steel Corp., 144A, 11.375%, 8/15/2011                                    290,000          297,250
Tekni-Plex, Inc., 144A, 8.75%, 11/15/2013                                          105,000          100,144
TriMas Corp., 9.875%, 6/15/2012                                                  1,265,000        1,296,625
United States Steel LLC, 9.75%, 5/15/2010 (c)                                      608,000          696,160
                                                                                                -----------
                                                                                                 21,812,128

Telecommunication Services 9.4%
AirGate PCS, Inc., 144A, 5.85%**, 10/15/2011                                       255,000          261,375
American Cellular Corp., Series B, 10.0%, 8/1/2011 (c)                           2,040,000        1,713,600
American Tower Corp., "A", 144A, 7.125%, 10/15/2012                                255,000          259,463
AT&T Corp., 8.75%, 11/15/2031                                                      370,000          428,275
Cincinnati Bell, Inc.:
7.2%, 11/29/2023                                                                   215,000          209,356
8.375%, 1/15/2014 (c)                                                            1,980,000        1,890,900
Crown Castle International Corp., 9.375%, 8/1/2011                                 355,000          402,925
Dobson Cellular Systems, Inc.:
144A, 6.96%**, 11/1/2011                                                           325,000          333,937
144A, 8.375%, 11/1/2011                                                            230,000          237,188
Dobson Communications Corp., 8.875%, 10/1/2013                                     765,000          514,462
GCI, Inc., 7.25%, 2/15/2014                                                        390,000          386,100
Insight Midwest LP, 9.75%, 10/1/2009 (c)                                           310,000          325,888
LCI International, Inc., 7.25%, 6/15/2007                                          775,000          711,062
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011                                  235,000          202,100
MCI, Inc.:
6.688%, 5/1/2009                                                                   845,000          833,381
7.735%, 5/1/2014 (c)                                                             1,620,000        1,561,275
Nextel Communications, Inc., 5.95%, 3/15/2014 (c)                                  330,000          337,425
Nextel Partners, Inc., 8.125%, 7/1/2011 (c)                                        450,000          492,750
Northern Telecom Capital, 7.875%, 6/15/2026                                      1,110,000        1,087,800
PanAmSat Corp., 144A, 9.0%, 8/15/2014                                            1,020,000        1,081,200
Qwest Corp.:
7.25%, 9/15/2025                                                                 1,805,000        1,651,575
144A, 7.875%, 9/1/2011                                                              65,000           69,225
Qwest Services Corp.:
6.95%, 6/30/2010                                                                   715,000          715,089
144A, 13.5%, 12/15/2010                                                            995,000        1,181,563
144A, 14.0%, 12/15/2014                                                            890,000        1,103,600
Rural Cellular Corp., 9.875%, 2/1/2010 (c)                                         395,000          397,963
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to
12/15/2011 (c)                                                                     305,000          256,963
Triton PCS, Inc., 8.5%, 6/1/2013                                                   465,000          426,637
Ubiquitel Operating Co., 9.875%, 3/1/2011                                          610,000          660,325
US Unwired, Inc., Series B, 10.0%, 6/15/2012                                       455,000          492,538
Western Wireless Corp., 9.25%, 7/15/2013                                           125,000          133,125
                                                                                                -----------
                                                                                                 20,359,065

Utilities 3.8%
AES Corp., 144A, 8.75%, 5/15/2013                                                  265,000          306,075
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (c)                        390,000          439,725
Aquila, Inc., 14.875%, 7/1/2012 (c)                                                200,000          274,000
Calpine Corp.:
8.25%, 8/15/2005 (c)                                                               430,000          420,325
144A, 8.5%, 7/15/2010 (c)                                                          570,000          418,950
CMS Energy Corp., 8.5%, 4/15/2011                                                  595,000          675,325
DPL, Inc., 6.875%, 9/1/2011                                                      1,510,000        1,645,900
Illinova Corp., 11.5%, 12/15/2010                                                  756,000          896,559
Midwest Generation LLC, 8.75%, 5/1/2034 (c)                                        270,000          305,775
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                        290,000          299,063
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                         1,880,000        2,070,350
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                                    155,000          176,700
10.0%, 10/1/2009                                                                   230,000          277,150
                                                                                                -----------
                                                                                                  8,205,897

                                                                                                -----------
Total Corporate Bonds (Cost $150,196,643)                                                       152,188,165

Foreign Bonds - US$ Denominated 19.0%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                            150,000          121,500
Antenna TV SA, 9.0%, 8/1/2007                                                      382,000          385,820
Aries Vermogensverwaltung GmbH, 144A, Series C, 9.6%,
10/25/2014                                                                         750,000          875,625
Avecia Group PLC, 11.0%, 7/1/2009                                                1,375,000        1,292,500
Axtel SA, 11.0%, 12/15/2013                                                        695,000          722,800
Biovail Corp., 7.875%, 4/1/2010 (c)                                                230,000          238,625
Burns Philp Capital Property, 10.75%, 2/15/2011                                    155,000          173,600
Calpine Canada Energy Finance, 8.5%, 5/1/2008 (c)                                1,060,000          651,900
Cascades, Inc., 7.25%, 2/15/2013                                                   850,000          918,000
Citigroup (JSC Severstal), 144A, 9.25%, 4/19/2014                                  720,000          705,600
Citigroup Global (Severstal), 8.625%, 2/24/2009                                    120,000          118,752
Conproca SA de CV, 12.0%, 6/16/2010                                                450,000          571,500
Corp. Durango SA:
13.125%, 8/1/2006 *                                                                190,000          117,800
144A, 13.75%, 7/15/2009 *                                                          555,000          344,100
CP Ships Ltd., 10.375%, 7/15/2012                                                  555,000          639,637
Crown Euro Holdings SA, 10.875%, 3/1/2013                                          395,000          469,063
Dominican Republic, 144A, 9.04%, 1/23/2013                                         260,000          210,925
Dresdner Bank (Kyivstar), 144A, 10.375%, 8/17/2009                                 200,000          221,000
Eircom Funding, 8.25%, 8/15/2013 (c)                                               570,000          634,125
Embratel, Series B, 11.0%, 12/15/2008                                              510,000          567,375
Esprit Telecom Group PLC:
10.875%, 6/15/2008 *                                                               110,000               11
11.5%, 12/15/2007 *                                                                330,000               33
Fage Dairy Industry SA, 9.0%, 2/1/2007                                           1,425,000        1,432,125
Federative Republic of Brazil, 8.875%, 10/14/2019 (c)                              585,000          577,688
Flextronics International Ltd., 6.5%, 5/15/2013 (c)                                380,000          399,000
Gaz Capital SA, 144A, 8.625%, 4/28/2034                                            525,000          584,062
Gazprom OAO, 144A, 9.625%, 3/1/2013 (c)                                            440,000          506,000
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                              190,000          191,900
Grupo Iusacell SA de CV, Series B, 10.0%, 12/29/2049 * (c)                         117,000           78,390
Grupo Posadas SA de CV, 144A, 8.75%, 10/4/2011                                     230,000          235,750
Inmarsat Finance PLC, 144A, 7.625%, 6/30/2012                                      750,000          757,500
Innova S. de R.L., 9.375%, 9/19/2013 (c)                                           455,000          506,188
INTELSAT, 6.5%, 11/1/2013                                                          605,000          518,807
ISPAT Inland ULC, 9.75%, 4/1/2014                                                  685,000          832,275
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                             745,000          849,300
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                    940,000        1,052,800
LeGrand SA, 8.5%, 2/15/2025                                                        520,000          596,700
LG Telecom Ltd., 144A, 8.25%, 7/15/2009                                            415,000          442,050
Luscar Coal Ltd., 9.75%, 10/15/2011 (c)                                            665,000          758,100
Millicom International Cellular SA, 144A, 10.0%, 12/1/2013                       1,065,000        1,075,650
Mizuho Financial Group , 8.375%, 12/29/2049                                        380,000          414,162
Mobifon Holdings BV, 12.5% , 7/31/2010                                             875,000        1,036,875
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010 (c)                         395,000          403,888
New ASAT (Finance) Ltd., 144A, 9.25%, 2/1/2011                                     800,000          700,000
Nortel Networks Corp., 6.875%, 9/1/2023 (c)                                        180,000          167,400
Nortel Networks Ltd., 6.125%, 2/15/2006 (c)                                      2,025,000        2,070,562
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                     2,330,036        2,656,241
Republic of Argentina:
11.375%, 3/15/2010 *                                                               955,000          293,662
Series BGL5, 11.375%, 1/30/2017 *                                                  475,000          150,813
11.75% with various maturities from 4/7/2009 until 12/31/2049 *                    560,000          173,775
Series 2031, 12.0%, 6/19/2031 *                                                    153,700           45,879
12.375%, 2/21/2012 *                                                               485,000          150,350
Republic of Turkey:
7.25%, 3/15/2015 (c)                                                               325,000          325,000
9.0%, 6/30/2011                                                                    230,000          255,587
9.5%, 1/15/2014                                                                    120,000          137,700
Republic of Uruguay:
7.5%, 3/15/2015                                                                    125,000          110,000
7.875%, 1/15/2033 (PIK)                                                                999              812
Rhodia SA:
7.625%, 6/1/2010 (c)                                                               365,000          357,700
8.875%, 6/1/2011 (c)                                                               355,000          331,925
10.25%, 6/1/2010 (c)                                                               205,000          222,425
Rogers Wireless Communications, Inc., 6.375%, 3/1/2014                             415,000          396,325
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011                           230,000          190,049
Secunda International Ltd., 144A, 9.76%*, 9/1/2012                                 305,000          300,425
Shaw Communications, Inc.:
B, 7.2%, 12/15/2011 (c)                                                             70,000           77,000
B, 7.25%, 4/6/2011                                                                 435,000          478,500
B, 8.25%, 4/11/2010                                                              1,140,000        1,308,150
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                         315,000          326,813
Sistema Capital SA, 144A, 8.875%, 1/28/2011                                         95,000           97,138
Stena AB, 9.625%, 12/1/2012                                                        200,000          225,250
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008,
11.5% to 6/15/2014                                                               1,085,000          824,600
Tembec Industries, Inc., 8.5%, 2/1/2011 (c)                                      1,955,000        1,998,987
TFM SA de CV:
10.25%, 6/15/2007 (c)                                                            1,435,000        1,506,750
Step-up Coupon, 11.75% to 6/15/2009                                                760,000          773,300
12.5%, 6/15/2012                                                                   412,000          467,620
Vicap SA, 11.375%, 5/15/2007                                                       180,000          181,800
Vitro Envases Norteamrca SA, 144A, 10.75%, 7/23/2011                               320,000          316,800
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013                                  545,000          525,925
                                                                                                -----------
Total Foreign Bonds - US$ Denominated (Cost $39,668,687)                                         41,374,764


Foreign Bonds - Non US$ Denominated 2.5%
Cablecom Luxembourg SCA, 144A, 9.375%, 4/15/2014                   EUR             665,000          897,244
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                       EUR             530,000          701,540
Huntsman International LLC, 10.125%, 7/1/2009                      EUR             515,000          691,565
Ispat Europe Group SA, 11.875%, 2/1/2011                           EUR           1,195,000        1,749,887
Mexican Fixed Rate Bonds, Series MI10, 8.0%, 12/19/2013            MXN           7,878,500          598,830
Republic of Argentina:
8.0%, 2/26/2008 *                                                  EUR             355,000          131,663
Series FEB, 8.0%, 2/26/2008 *                                      EUR             260,000           98,092
10.25%, 2/6/2049 *                                                 EUR             398,808          149,823
10.5%, 11/14/2049 *                                                EUR             168,726           62,577
11.25%, 4/10/2006 *                                                EUR             153,388           59,831
12.0%, 9/19/2016 *                                                 EUR              25,565            9,563
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014               EUR             265,000          333,825
                                                                                                -----------
Total Foreign Bonds - Non US$ Denominated (Cost $4,802,221)                                       5,484,440



Convertible Bond 0.4%
DIMON, Inc.:
6.25% with various maturities from 3/31/2007 until 3/31/2007                       720,000          675,000
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006                                                  135,000          126,568
144A, Series EURO, 7.5%, 9/25/2006                                                  35,000           32,814
                                                                                                -----------
Total Convertible Bond (Cost $823,868)                                                              834,382



Asset Backed 0.6%
Golden Tree High Yield Opportunities LP, "D1", Series 1,
13.054%, 10/31/2007                                                              1,000,000        1,040,600
MMCA Automobile Trust, "B", Series 2002-2, 4.67%, 3/15/2010                        328,218          324,666
                                                                                                -----------
Total Asset Backed (Cost $1,327,128)                                                              1,365,266


                                                                                    Shares         Value ($)
Common Stocks 0.2%
Catalina Restaurant Group, Inc.*                                                     2,211            3,538
IMPSAT Fiber Networks, Inc.*                                                        16,780           90,780
Rhodia SA*                                                                         238,000          429,173
Viatel, Inc.*                                                                        6,136                0
                                                                                                -----------
Total Common Stocks (Cost $1,395,269)                                                               523,491


Warrants 0.0%
DeCrane Aircraft Holdings, Inc., 144A*                                               1,230               12
Orbital Imaging Corp., 144A*                                                           700                0
                                                                                                -----------
Total Warrants (Cost $0)                                                                                 12

Preferred Stocks 1.0%
Paxson Communications Corp., 14.25% (PIK)                                               98          744,800
TNP Enterprises, Inc.:
Series B, 10.25%, 4/1/2010                                                         840,000          903,000
Series D, (PIK), 14.25%, 4/1/2011                                                    3,850          442,750
                                                                                                -----------
Total Preferred Stocks (Cost $2,103,921)                                                          2,090,550

Convertible Preferred Stocks 0.5%
Hercules Trust II "Unit"
(Cost $794,268)                                                                      1,240          992,000

Other 0.0%                                                                           Units
SpinCycle, Inc. (Common Stock Unit)*                                                 2,283           12,853
SpinCycle, Inc., "F" (Common Stock Unit)*                                               16               90
                                                                                                -----------
Total Other (Cost $5,579)                                                                            12,943


Securities Lending Collateral 19.7%
Daily Assets Fund Institutional, 1.80% (d)(e)
(Cost $42,716,133)                                                              42,716,133       42,716,133

Cash Equivalents 4.3%
Scudder Cash Management QP Trust, 1.80% (a)
(Cost $9,226,308)                                                                9,226,308        9,226,308


                                                                                      % of
                                                                                Net Assets         Value ($)

Total Investment Portfolio  (Cost $253,060,025)                                      118.2      256,808,454
Other Assets and Liabilities, Net                                                    -18.2      -39,506,902
                                                                                                -----------
Net Assets                                                                           100.0      217,301,552
                                                                                                ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2004.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Principal amount stated in US dollars unless otherwise noted.

(c) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2004 amounted to $41,878,637 which is 19.3% of total net assets.

(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e)     Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.


As of October 31, 2004, the Fund had the following open forward foreign currency exchange contracts:

                                                                               Settlement            Unrealized
         Contracts to Deliver                    In Exchange For                  Date              Appreciation
---------------------------------------------------------------------------------------------------------------------
USD                             123,586 EUR                       100,313       3/9/2005                       4,727
---------------------------------------------------------------------------------------------------------------------
USD                             104,714 EUR                        84,844       3/9/2005                       3,811
---------------------------------------------------------------------------------------------------------------------
MXN                           7,032,986 USD                       600,129       3/9/2005                       4,677
---------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                                 13,215
---------------------------------------------------------------------------------------------------------------------

                                                                                                     Unrealized
         Contracts to Deliver                    In Exchange For                  Date              Depreciation
---------------------------------------------------------------------------------------------------------------------
EUR                           4,741,647 USD                     5,842,901       3/9/2005                     222,232
---------------------------------------------------------------------------------------------------------------------


Currency Abbreviation
----------------------------------------
EUR             Euros
----------------------------------------
MXN             Mexican Peso
----------------------------------------

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Income Opportunity Fund


By:                                 /s/Julian Sluyters
                                    -------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder High Income Opportunity Fund

By:                                 /s/Julian Sluyters
                                    -------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    -------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004